Consolidated Statements of Financial Position ₪ in Millions, $ in Millions		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Assets
Cash and cash equivalents | ₪			₪ 1,202	₪ 527
Current investments, including derivatives | ₪			404	364
Trade receivables | ₪	[1]		1,152	1,280
Current tax assets | ₪			11	4
Other receivables | ₪			84	89
Inventory | ₪			94	70
Total current assets | ₪			2,947	2,334
Trade and other receivables | ₪			852	895
Property, plant and equipment, net | ₪			1,652	1,598
Intangible assets and others, net | ₪			1,298	1,260
Total non- current assets | ₪			3,802	3,753
Total assets | ₪			6,749	6,087
Liabilities
Current maturities of debentures and of loans from financial institutions | ₪			620	618
Trade payables and accrued expenses | ₪			696	652
Current tax liabilities | ₪				4
Provisions | ₪			105	91
Other payables, including derivatives | ₪			257	277
Total current liabilities | ₪			1,678	1,642
Long-term loans from financial institutions | ₪			334	462
Debentures | ₪			2,911	2,360
Provisions | ₪			20	21
Other long-term liabilities | ₪			16	15
Liability for employee rights upon retirement, net | ₪			14	15
Deferred tax liabilities | ₪			99	131
Total non- current liabilities | ₪			3,394	3,004
Total liabilities | ₪			5,072	4,646
Equity attributable to owners of the Company
Share capital | ₪			1	1
Share premium | ₪			325
Receipts on account of share options | ₪			10
Retained earnings | ₪			1,339	1,436
Non-controlling interests | ₪			2	4
Total equity | ₪			1,677	1,441
Total liabilities and equity | ₪			₪ 6,749	₪ 6,087
Convenience translation into U.S. dollar [Member]
Assets
Cash and cash equivalents | $		$ 321
Current investments, including derivatives | $		108
Trade receivables | $		307
Current tax assets | $		3
Other receivables | $		22
Inventory | $		25
Total current assets | $		786
Trade and other receivables | $		227
Property, plant and equipment, net | $		441
Intangible assets and others, net | $		346
Total non- current assets | $		1,014
Total assets | $		1,800
Liabilities
Current maturities of debentures and of loans from financial institutions | $		165
Trade payables and accrued expenses | $		186
Current tax liabilities | $
Provisions | $		28
Other payables, including derivatives | $		68
Total current liabilities | $		447
Long-term loans from financial institutions | $		89
Debentures | $		777
Provisions | $		5
Other long-term liabilities | $		4
Liability for employee rights upon retirement, net | $		4
Deferred tax liabilities | $		26
Total non- current liabilities | $		905
Total liabilities | $		1,352
Equity attributable to owners of the Company
Share capital | $
Share premium | $		87
Receipts on account of share options | $		3
Retained earnings | $		358
Non-controlling interests | $
Total equity | $		448
Total liabilities and equity | $		$ 1,800

[1]	Net of allowance for doubtful debts.